Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	£ 212,178	£ 207,498
Loans and advances to banks	2,004	2,583
Reverse repurchase agreements - non trading	19,599	23,636
Deposits by customers	193,088	179,006
Deposits by banks	20,973	14,359
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue	43,679	50,171
Subordinated liabilities	2,556	3,528
Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	276,144	265,350
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	234,944	240,773
Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	193,088	179,006
Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,973	14,359
Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	43,679	50,171
Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	2,556	3,528
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	212,178	207,498
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,004	2,583
Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,599	23,636
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	1,163	7,056
Level 1 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	0	0
Level 1 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	799	6,575
Level 1 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	0	0
Level 1 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	0	0
Level 1 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	0	0
Level 1 | Debt securities in issue | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0	0
Level 1 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0	0
Level 1 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0	0
Level 1 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0	0
Level 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0	0
Level 1 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	799	6,575
Level 2 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	83,252	88,306
Level 2 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	21,779	26,208
Level 2 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	109	96
Level 2 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,966	13,962
Level 2 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,847	18,292
Level 2 | Debt securities in issue | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	43,500	51,736
Level 2 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	2,830	4,220
Level 2 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0	0
Level 2 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,004	2,039
Level 2 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,382	23,634
Level 2 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	393	535
Level 3 | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	194,787	179,447
Level 3 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	214,956	212,546
Level 3 | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	193,102	179,040
Level 3 | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	16	407
Level 3 | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	0	0
Level 3 | Debt securities in issue | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	1,430	0
Level 3 | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	239	0
Level 3 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	214,730	212,007
Level 3 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0	539
Level 3 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	226	0
Level 3 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	0	0
Fair value | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	278,039	267,753
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	237,534	245,329
Fair value | Deposits by customers | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	193,211	179,136
Fair value | Deposits by banks | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	20,982	14,369
Fair value | Repurchase agreements - non trading | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements - non trading	15,847	18,292
Fair value | Debt securities in issue | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	44,930	51,736
Fair value | Subordinated liabilities | Financial Liabilities at Amortised Cost, Category
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,069	4,220
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	214,730	212,007
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,004	2,578
Fair value | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	19,608	23,634
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 1,192	£ 7,110